Consolidated Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period, including noncontrolling interest	$ (450,380,518)	$ (4,028,322)	$ (39,815,021)	$ (3,923,998)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	3,199,299	803,955	2,052,411	566,110
Share based compensation	3,052,746	956,968	1,761,785	253,728
Change in fair value of digital assets		391,090	406,345	(157,923)
Intangible assets (FIL) revenue		(130,154)	(133,235)	(219,763)
Intangible assets (FIL) cost of revenue		138,070	141,338	118,497
Accelerated amortization of Intangible assets		1,650,000	1,650,000	564,671
Deferred tax liability		89,050	(216,234)	(107,105)
Income tax (benefit) expense			(216,234)	32,908
Unrealized (gains) losses on foreign currency exchange	11,122,667	(731,755)	(1,106,756)	956,560
Gain on investment in NUAI shares	(4,984,130)
Change in fair value of convertible notes	470,668,608		26,030,635
Change in fair value of warrant liability	5,255,450		(445,000)
Gain on sale of property and equipment		(961,713)	(945,662)	(273,273)
Gain on sale of investment in TCDC	(65,920,568)
Bad debt expense		76,748	73,434
Debt issuance costs			5,935,530
Changes in assets and liabilities:
Trade and other receivables	(26,712,905)	932,259	181,427	(759,340)
Customer deposits	143,879,911
Other current assets	(95,762,765)	(24,689)	(239,242)	27,285
Other long-term assets	(2,212,252)	9,355	8,963
Trade and other payables	24,231,858	(879,313)	(531,597)	608,545
Income tax payable	7,803,779
Other current liabilities			2,551,932
Net cash provided by (used in) operating activities	23,241,180	(1,708,451)	(2,638,947)	(2,205,993)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash received from DSS acquisition				55,836
Purchase of certificates of deposit	(11,804,654)		(86,828)	(264,363)
Advance payments for property and equipment	(310,665,524)
Payment for the purchase of property and equipment	(12,541,952)	(37,343)	(10,950,712)	(2,947,244)
Investment in a joint venture	(3,136,000)
Proceeds from sales of digital assets		93,051	339,412	119,268
Investment - Texas Critical Data Centers JV			(3,414,432)
Cash received as initial deposit related to the sale of TCDC investment			150,000
Proceeds from sale of NUAI Shares	14,984,130
Cash proceeds from sale of TCDC investment	9,850,000
Proceeds from convertible note receivable	50,000,000
Proceeds from sale of property and equipment			156,965
Net cash provided by (used in) investing activities	(263,314,000)	55,708	(13,805,595)	(3,036,503)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	586,858,433		481,299	10,184,394
Issuance costs related to capital raise	(43,500,602)		(5,731,313)	(622,231)
Proceeds from debt issuance with related parties				419,601
Proceeds from issuance of preferred shares				42,000
Cash received from convertible note issuance	1,065,636,015		89,221,502
Proceeds from exercise of warrants	370
Proceeds from issuance of pre-funded warrants	438,141,548
Payment for lease liabilities	(712,210)	(284,491)	(3,176,273)
Repayment of note payable	(2,249,124)
Proceeds from issuance of note payable			2,249,124
Net cash provided by (used in) financing activities	2,044,174,430	(284,491)	83,044,339	10,023,764
Effect of exchange rate changes on cash and cash equivalents	(13,826,812)	(81,793)	48,422	(356,667)
Net cash increase/(decreases) in cash and cash equivalents	1,790,274,798	(2,019,027)	66,648,219	4,424,601
Cash and cash equivalents at beginning of period	71,073,024	4,424,805	4,424,805	204
Cash and cash equivalents at end of period	$ 1,861,347,822	$ 2,405,778	$ 71,073,024	$ 4,424,805